Other long-term liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Non-current liabilities [abstract]
Summary of Other Long-term Liabilities

	Provision for litigations	Provision for return condition	Dismantling provision	Other long-term liabilities	Total
Balance at January 1, 2022	$9,907	$174,269	$28,056	$12,553	$224,785
Increases	561	18,741	715	1,606	21,623
Used	(282)	—	—	(4,301)	(4,583)
Adjustment	—	(13,262)	(2,755)	—	(16,017)
Effect of movements in exchange rates	909	—	—	—	909
Unused amounts reversed	(961)	—	—	—	(961)
Unwinding of discount and changes in the discount rate	—	11,843	1,106	—	12,949
Balance at December 31, 2023	$10,134	$191,591	$27,122	$9,858	$238,705
Current	—	—	—	4,231	4,231
Non-current	10,134	191,591	27,122	5,627	234,474
	$10,134	$191,591	$27,122	$9,858	$238,705